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Institutional Shares | FAM Small Cap Fund
FAM Small Cap Fund Institutional Shares Summary Section
Investment Objective: FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund: The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares FAM Small Cap Fund Institutional Shares USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares FAM Small Cap Fund Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.20%	[1]
[1]	The "Total Fund Operating Expenses" shown may not correlate to the Fund's ratios of expenses to average net assets shown in the "Financial Highlights" section of the prospectus, which does not include "Acquired Fund Fees and Expenses."

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example	One Year	Three Years	Five Years	Ten Years
Institutional Shares | FAM Small Cap Fund | Institutional Shares | USD ($)	122	381	660	1,455

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 10, 2019, the market capitalization range for the Russell 2000 Index was approximately $152.3 million to $5.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:
●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return: The performance results shown below for the periods prior to January 1, 2016, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 1, 2016. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and since inception periods ended December 31, 2019 and compared to those of the Russell 2000 Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website famfunds.com.

FAM SMALL CAP FUND Institutional Shares

Best Quarter (4Q’14): 12.35% Worst Quarter (4Q’18): -17.27%
AVERAGE ANNUAL TOTAL RETURN (for the periods ending December 31, 2019)
Average Annual Total Returns - Institutional Shares - FAM Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	27.05%	7.69%	11.64%	Mar. 01, 2012
Institutional Shares | After Taxes on Distributions	26.91%	6.80%	10.76%	Mar. 01, 2012
Institutional Shares | After Taxes on Distributions and Sales	16.11%	5.83%	9.25%	Mar. 01, 2012
Russell 2000 Index	25.53%	8.23%	11.11%	Mar. 01, 2012

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.